Accounts receivable Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable
Balance at beginning of period	$ 3,717,708	$ 3,699,890
Change of allowance for doubtful accounts	738,922	(53,436)
Write off	0	(15,631)
Translation adjustments	(299,869)	86,885
Balance at end of period	$ 4,156,761	$ 3,717,708